Shareholder Fees - PIMCO Total Return Fund II	Oct. 06, 2021 USD ($)
Institutional
Shareholder Fees:
Shareholder Fee, Other	none
I-2
Shareholder Fees:
Shareholder Fee, Other	none
Administrative
Shareholder Fees:
Shareholder Fee, Other	none